Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 19,133,575	$ 2,667,146	¥ 18,046,349	¥ 16,030,636
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	19,004,847	2,649,202	17,967,452	15,957,941
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	128,728	17,944	78,897	72,695
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,826,436	2,624,332	17,877,450	15,886,210
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	307,139	42,814	168,899	144,426
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,417,484	894,572	5,552,544	5,061,991
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,201,611	725,084	5,696,186	5,066,622
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,258,692	314,853	1,621,538	1,910,923
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,167,292	720,301	5,089,223	3,910,879
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	88,496	$ 12,336	86,858	80,221
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	19,102,797		18,015,280	15,997,766
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,996,587		17,959,337	15,950,239
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	106,210		55,943	47,527
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,826,436		17,877,450	15,886,210
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	276,361		137,830	111,556
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,417,484		5,552,544	5,061,991
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,201,611		5,696,186	5,066,622
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,258,692		1,621,538	1,910,923
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,167,136		5,089,069	3,910,703
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	57,874		55,943	47,527
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30,778		31,069	32,870
HL Global Enterprises Limited segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8,260		8,115	7,702
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	22,518		22,954	25,168
HL Global Enterprises Limited segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30,778		31,069	32,870
HL Global Enterprises Limited segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	156		154	176
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 30,622		¥ 30,915	¥ 32,694